The components of accumulated other comprehensive income (loss) are as follows (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
The components of accumulated other comprehensive income (loss) are as follows
Net unrealized gains (losses) on available-for-sale securities	$ (17,178)	$ 5,747	$ 4,914
Net actuarial gain on unfunded portion of postretirement benefit obligation	2,542	2,920	302
Other comprehensive income (loss) included in shareholder's equity before tax	(14,636)	8,667	5,216
Tax effect (expense) benefit	5,635	(3,337)	(2,008)
Other comprehensive income (loss) included in shareholder's equity net of tax	$ (9,001)	$ 5,330	$ 3,208